MORGAN STANLEY LIQUID ASSET FUND INC.

522 Fifth Avenue

New York, New York 10036

VIA EDGAR

December 30, 2010

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:          Morgan Stanley Liquid Asset Fund Inc.

File Nos. 2-53856; 811-2575

Ladies and Gentlemen:

On behalf of Morgan Stanley Liquid Asset Fund Inc. (“Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus and statement of additional information contained in Post-Effective Amendment No. 51 to Registrant’s Registration Statement on Form N-1A, filed on December 22, 2010, constituting the most recent amendment to this Registration Statement (“the Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from those contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on December 22, 2010, accession number 0001104659-10-064020.

If you have any questions, please feel free to contact me at 212.296.6982 (tel) or 212.404.4691 (fax).

Very truly yours,

/s/ Edward Meehan, Jr.
Edward Meehan, Jr.
Assistant Secretary

Enclosures

cc: Stefanie V. Chang Yu, Esq.